Document and Entity Information	Oct. 24, 2023
Entity Addresses [Line Items]
Entity Registrant Name	Marin Software Incorporated
Amendment Flag	false
Entity Central Index Key	0001389002
Document Type	8-K
Document Period End Date	Oct. 24, 2023
Entity Incorporation State Country Code	DE
Entity File Number	001-35838
Entity Tax Identification Number	20-4647180
Entity Address, Address Line One	149 New Montgomery Street
Entity Address, Address Line Two	4th Floor
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94105
City Area Code	415
Local Phone Number	399-2580
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, par value $0.001 per share
Trading Symbol	MRIN
Entity Emerging Growth Company	false